Equity	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Equity

22.	EQUITY

	As of December 31,
Authorized shares	2017	2016
	Number of shares	Number of shares
Common shares of US$0.01 each	50,000,000	50,000,000

Common shares issued and fully paid	Number of shares	US$’000
At December 31, 2017	13,830,769	138
At December 31, 2016	13,830,769	138
At January 1, 2016	13,830,769	138

On November 11, 2016, the Company announced that the Board of Directors approved the implementation of a dividend policy as part of the Company's ongoing commitment to increasing shareholder value and return on investment. Pursuant to the dividend policy, subject to review and approval by the Board of Directors, the Company intends to pay cash dividends of at least 25% of its net post-tax audited consolidated profits attributable to shareholders. As APWC is a holding company, its ability to pay dividends is dependent upon distributions that it receives from its operating subsidiaries and affiliates, which are subject to a number of factors including operating results, capital requirements, expansion plans, debt covenants, business prospects, consideration for non-recurring items and other factors that are deemed relevant from time to time by the respective boards of our subsidiaries and affiliates. The dividend policy will be reviewed on an ongoing basis and updated at the discretion of the Board of Directors as business circumstances and available capital and capital requirements may change. It is the intention of the APWC’s Board to share the Company's profits with shareholders, while reserving adequate funds for future expansion.

On October 31, 2017, a dividend of $ 0.1 per share was paid to shareholders of fully paid ordinary share (net of treasury shares 11,100 shares, total dividend $1,382).

Other comprehensive income – net of tax

The disaggregation of changes of other comprehensive income by each type of reserve in equity is shown below:

	For the year ended December 31, 2017
	Available-for-sale reserve	Foreign currency translation reserve	Actuarial losses on defined benefit plans	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	15,882	—	15,882
Cumulative translation differences reclassified to profit or loss on liquidation of a subsidiary	—	248	—	248
Re-measuring losses on defined benefit plans	—	—	(618)	(618)
Net loss on available-for-sale financial assets	(64)	—	—	(64)
	(64)	16,130	(618)	15,448
22.	EQUITY (continued)

	For the year ended December 31, 2016
	Available-for-sale reserve	Foreign currency translation reserve	Actuarial losses on defined benefit plans	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	(886)	—	(886)
Re-measuring gains on defined benefit plans	—	—	2	2
Net loss on available-for-sale financial assets	(82)	—	—	(82)
	(82)	(886)	2	(966)

	For the year ended December 31, 2015
	Available-for-sale reserve	Foreign currency translation reserve	Actuarial losses on defined benefit plans	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	(15,847)	—	(15,847)
Re-measuring losses on defined benefit plans	—	—	(206)	(206)
Net gain on available-for-sale financial assets	543	—	—	543
	543	(15,847)	(206)	(15,510)